DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule Of Maturities Of Time Deposits
At December 31, 2014, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2015	$132,109
2016	39,029
2017	18,071
2018	7,878
2019	8,972
Thereafter	-
$206,059